Insurance Contract Liabilities - Summary by nature (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Insurance Contract Liabilities
Total Insurance contract liabilities	$ 47,346.5	$ 39,206.8
Net loss reserves, case reserves	10,258.5	9,390.3
Net loss reserves, IBNR	15,220.4	13,471.7
Insurance contracts, Gross
Insurance Contract Liabilities
Provision for unearned premiums	10,437.7	8,397.5	$ 7,222.4
Provision for losses and loss adjustment expenses	34,422.8	30,809.3	$ 28,500.2	$ 29,081.7	$ 28,610.8	$ 19,481.8	$ 19,816.4	$ 17,749.1	$ 19,212.8	$ 19,648.8
Property and casualty insurance contract liabilities	44,860.5	39,206.8
Provision for life policy benefits	2,486.0	0.0
Total Insurance contract liabilities	47,346.5	39,206.8
Ceded reinsurance contracts
Insurance Contract Liabilities
Provision for unearned premiums	2,260.0	1,899.1
Provision for losses and loss adjustment expenses	8,943.9	7,947.3
Property and casualty insurance contract liabilities	11,203.9	9,846.4
Provision for life policy benefits	2.3
Total Insurance contract liabilities	11,206.2	9,846.4
Insurance contracts, Net
Insurance Contract Liabilities
Provision for unearned premiums	8,177.7	6,498.4
Provision for losses and loss adjustment expenses	25,478.9	22,862.0
Property and casualty insurance contract liabilities	33,656.6	29,360.4
Provision for life policy benefits	2,483.7
Total Insurance contract liabilities	$ 36,140.3	$ 29,360.4